Right-of-use Assets and Lease Liabilities (Details) - Schedule of Other Supplemental Information about the Company’s Operating Lease	Dec. 31, 2023
Schedule of Other Supplemental Information about the Company’s Operating Lease [Abstract]
Weighted average discount rate	7.91%
Weighted average remaining lease term (years)	9 years